Net income (loss) per share and net income (loss) attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) attributable to X Financial	¥ 811,996,439	$ 117,728,417	¥ 825,407,023	¥ (1,308,502,575)
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	316,444,826	316,444,826	329,230,273	321,236,089
Basic net income (loss) per share | (per share)	¥ 2.57	$ 0.37	¥ 2.51	¥ (4.07)
Diluted effects of stock options and RSUs	5,958,561	5,958,561	7,650,809
Weighted average number of ordinary shares used in computing diluted EPS	322,403,387	322,403,387	336,881,082	321,236,089
Diluted net income (loss) per share | (per share)	¥ 2.52	$ 0.37	¥ 2.45	¥ (4.07)